UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2 Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

December 31, 2012

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the periods ended December 31, 2012, as compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception***
Day Hagan Tactical Allocation Fund Class A	4.01%	8.25%	3.67%	4.66%
Day Hagan Tactical Allocation Fund Class A with load	(2.01)%	2.06%	1.64%	2.73%
Day Hagan Tactical Allocation Fund Class C	3.67%	7.42%	2.91%	3.87%
Russell 3000 Total Return**	6.49%	16.42%	11.20%	13.52%
Blended Index ****	4.29%	10.71%	8.98%	10.03%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.26% for Class A shares and 3.01% for Class C shares per the November 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

** The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
*** Inception date is October 30, 2009
**** The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

Holdings by Industry			% of Net Assets
Equity Funds			73.1%
Debt Funds			9.7%
Other / Cash & Cash Equivalents			17.2%
			100.0%

Day Hagan Tactical Allocation Fund of ETFs
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares		Value

	EXCHANGE-TRADED FUNDS - 82.8%
	DEBT FUNDS - 9.7%
13,112	iShares iBoxx Investment Grade Corporate Bond Fund	$ 1,586,421

	EQUITY FUNDS - 73.1%
53,700	iShares MSCI Emerging Markets Index Fund	2,381,595
56,624	iShares Russell 1000 Value Index Fund	4,123,360
15,398	iShares Russell 1000 Growth Index Fund	1,008,415
13,862	iShares Russell 2000 Value Index Fund	1,046,720
3,653	iShares Russell 2000 Growth Index Fund	348,167
37,627	Vanguard MSCI Emerging Markets ETF	1,675,530
25,000	Vanguard MSCI Pacific ETF	1,334,750
		11,918,537

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,296,846)	13,504,958

	SHORT-TERM INVESTMENTS - 17.6%
2,868,972	Fidelity Institutional Treasury Only Money Market Fund, 0.01%** (Cost $2,868,972)	2,868,972

	TOTAL INVESTMENTS - 100.4% (Cost $16,165,818) (a)	$ 16,373,930
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(59,349)
	TOTAL NET ASSETS - 100.0%	$ 16,314,581

** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including call options written) is $16,310,515 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 239,704
	Unrealized Depreciation:	(31,592)
	Net Unrealized Appreciation:	$ 208,112

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 16,165,818
At value	$ 16,373,930
Dividends and interest receivable	5,522
Prepaid expenses and other assets	11,845
TOTAL ASSETS	16,391,297

LIABILITIES
Distribution (12b-1) fees payable	58,918
Investment advisory fees payable	6,909
Fees payable to other affiliates	558
Payable for Fund shares repurchased	1
Accrued expenses and other liabilities	10,330
TOTAL LIABILITIES	76,716
NET ASSETS	$ 16,314,581

Composition of Net Assets:
Paid in capital	$ 16,260,372
Accumulated net investment income	23,319
Accumulated net realized loss from investment transactions	(177,222)
Net unrealized appreciation on investments	208,112
NET ASSETS	$ 16,314,581

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 16,139,376
Shares of beneficial interest outstanding (a)	1,564,161
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)(c)	$ 10.32
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.95

Class C Shares:
Net Assets	$ 175,205
Shares of beneficial interest outstanding (a)	17,371
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 10.09

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c) A redemption fee of 2.00% is imposed on shares redeemed within 60 days after they are purchased.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 160,568
Interest	194
Securities lending income - net	411
TOTAL INVESTMENT INCOME	161,173

EXPENSES
Investment advisory fees	81,086
Distribution (12b-1) fees:
Class A	20,051
Class C	882
MFund services fees	10,629
Administrators and related parties fees and expenses	10,541
Registration fees	9,667
Professional fees	9,623
Compliance officer fees	6,611
Custodian fees	2,464
Non 12b-1 shareholder servicing fees	2,462
Trustees fees and expenses	1,726
Insurance expense	683
Printing and postage expenses	521
Other expenses	1,812
TOTAL EXPENSES	158,758

Less: Fees waived by the Advisor	(28,357)
NET EXPENSES	130,401

NET INVESTMENT INCOME	30,772

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Investments	18,539
Options Written	23,718
Net realized gain from investments and options written	42,257
Net change in unrealized appreciation on:
Investments	514,555
Options Written	34,982
Net change in unrealized appreciation on investments and options written	549,537

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	591,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 622,566

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2012	June 30, 2012
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$ 30,772	$ (11,044)
Net realized gain (loss) from investments and options written	42,257	(176,663)
Distributions of realized gains by underlying investment companies	-	1,490
Net change in unrealized appreciation (depreciation) from investments
and options written	549,537	(349,801)
Net increase (decrease) in net assets resulting from operations	622,566	(536,018)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(28,570)	(1,432,723)
Class C	(317)	(19,778)
From net investment income:
Class A	-	(22,503)
Class C	-	-
Total distributions to shareholders	(28,887)	(1,475,004)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,177,412	2,116,315
Class C	1,200	52,400
Net asset value of shares issued in reinvestment of distributions:
Class A	27,649	1,394,464
Class C	317	19,778
Payments for shares redeemed:
Class A	(2,114,250)	(2,607,000)
Class C	(5,940)	(92,527)
Net increase (decrease) in net assets from shares of beneficial interest	(913,612)	883,430

TOTAL DECREASE IN NET ASSETS	(319,933)	(1,127,592)

NET ASSETS
Beginning of Period	16,634,514	17,762,106
End of Period *	$ 16,314,581	$ 16,634,514
*Includes accumulated net investment income (loss) of:	$ 23,319	$ (7,453)

SHARE ACTIVITY
Class A:
Shares Sold	1,772,900	204,663
Shares Reinvested	2,677	146,017
Shares Redeemed	(211,416)	(256,048)
Net increase in shares of beneficial interest outstanding	1,564,161	94,632

Class C:
Shares Sold	17,955	5,145
Shares Reinvested	31	2,102
Shares Redeemed	(616)	(9,365)
Net increase (decrease) in shares of beneficial interest outstanding	17,371	(2,118)

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A

	Six Months		Year		Year		Period
	Ended		Ended		Ended		Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010	(1)
	(Unaudited)
Net asset value, beginning of period	$ 9.94		$ 11.23		$ 9.89		$ 10.00

Activity from investment operations:
Net investment income (loss)	0.02	(8)	(0.01)	(8)	0.02		-	(2)
Net realized and unrealized gain
(loss) from investments	0.38		(0.33)		1.46		(0.09)
Total from investment operations	0.40		(0.34)		1.48		(0.09)

Less distributions from:
Net investment income	-		(0.01)		-	(2)	(0.03)
Net realized gains	(0.02)		(0.94)		(0.14)		-
Total distributions	(0.02)		(0.95)		(0.14)		(0.03)

Paid-in-Capital From Redemption Fees	-		-		-	(2)	0.01

Net asset value, end of period	$ 10.32		$ 9.94		$ 11.23		$ 9.89

Total return (3)	4.01%	(6)	(2.62)%		15.00%		(0.80)%	(6)

Net assets, at end of period (000s)	$ 16,139		$ 16,461		$ 17,541		$ 12,735

Ratio of gross expenses to average
net assets (4)(7)	1.95%	(5)	2.00%		2.03%		2.36%	(5)
Ratio of net expenses to average
net assets (7)	1.60%	(5)	1.60%		1.60%		1.60%	(5)
Ratio of net investment income (loss)
to average net assets (7)	0.39%	(5)	(0.06)%		0.19%		(0.14)%	(5)

Portfolio Turnover Rate	268%	(6)	297%		232%		148%	(6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8) Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C

	Six Months		Year		Year		Period
	Ended		Ended		Ended		Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010	(1)
	(Unaudited)
Net asset value, beginning of period	$ 9.75		$ 11.11		$ 9.85		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.02)	(8)	(0.08)	(8)	(0.05)		(0.01)
Net realized and unrealized gain
(loss) from investments	0.37		(0.34)		1.45		(0.12)
Total from investment operations	0.35		(0.42)		1.40		(0.13)

Less distributions from:
Net investment income	-		-		-	(2)	(0.02)
Net realized gains	(0.02)		(0.94)		(0.14)		-
Total distributions	(0.02)		(0.94)		(0.14)		(0.02)

Net asset value, end of period	$ 10.09		$ 9.75		$ 11.11		$ 9.85

Total return (3)	3.67%	(6)	(3.46)%		14.20%		(1.33)%	(6)

Net assets, at end of period (000s)	$ 175		$ 174		$ 222		$ 157

Ratio of gross expenses to average
net assets (4)(7)	2.70%	(5)	2.75%		2.78%		3.11%	(5)
Ratio of net expenses to average
net assets (7)	2.35%	(5)	2.35%		2.35%		2.35%	(5)
Ratio of net investment income (loss)
to average net assets (7)	(0.38)%	(5)	(0.82)%		(0.50)%		(0.89)%	(5)

Portfolio Turnover Rate	268%	(6)	297%		232%		148%	(6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8) Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-five series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs (the “Fund”). The Fund is registered as diversified. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Continued)(Unaudited)

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 13,504,958	$ -	$ 13,504,958
Short-Term Investments	2,868,972	-	2,868,972
Total	$ 16,373,930	$ -	$ 16,373,930

(a) As of and during the period ended December 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no significant transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Schedule of Investments.

During the period ended December 31, 2012, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Continued)(Unaudited)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A $15 fee may also be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended December 31, 2012, there were no redemption fees paid to the Fund and there were no CDSC fees paid to the Manager.

i)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

At December 31, 2012 there were no securities on loan.

2)

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 33,235,531	$ 32,245,997

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period ended December 31, 2012 were as follows:

	Call Options
	Number of Options *	Premiums
Options outstanding at beginning of year	580	$ 73,718
Options written	290	63509
Options covered	-	-
Options closed	(470)	(105,628)
Options exercised	(400)	(31,599)
Options expired	-	-
Options outstanding at end of year	-	-

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Continued)(Unaudited)

(4)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

For the period ended December 31, 2012, the Fund had a net realized gain of $23,718 on options purchased and options written, subject to equity price risk and these realized gains are included in the line items marked “Net realized gain (loss) from options written” on the Statements of Operations in this shareholder report.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Continued)(Unaudited)

 Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended December 31, 2012, management fees of $81,086 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund’s average daily net assets through October 31, 2013. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2012, the Manager waived management fees of $28,357. As of June 30, 2012, the Manager may recapture $52,191 of waived management fees no later than June 30, 2013, $67,901 no later than June 30, 2014 and $67,401 no later than June 30, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended December 31, 2012, the Fund incurred $10,629 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the period ended December 31, 2012, Day Hagan received $854 in underwriter commissions from the sale of shares of the Fund.

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Continued)(Unaudited)

(6)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized depreciation of investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $7,453.

Permanent book and tax differences primarily attributable to net operating losses and adjustments for grantor trusts, resulted in reclassification for the Fund for the period ended June 30, 2012 as follows: a decrease in accumulated net investment loss of $3,591 and a increase in accumulated net realized loss from security transactions of $3,591.

(7)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the iShares Russell 1000 Value Index Fund. The financial statements of the iShares Russell 1000 Value Index Fund, including the portfolio of investments, can be found at iShare’s website www.us.ishares.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of December 31, 2012 the percentage of net assets invested in the iShares Russell 1000 Value Index Fund was 25.3%.

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Day Hagan Tactical Allocation of ETFs Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Continued)(Unaudited)

(9)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Day Hagan Tactical Allocation Fund of ETFs

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on August 28, 2012, the Board considered the renewal of the Management Agreement between Day Hagan Asset Management (“Day Hagan”) and the Trust on behalf of the Day Hagan Tactical Allocation Fund of ETFs (for purposes of this section, the “Fund”).  The Trustees reviewed Day Hagan’s responses to a series of questions regarding, among other things, the investment performance of the Fund for the 1-year and since inception periods ended June 30, 2012, Day Hagan’s services to the Fund, comparative fee and expense information, and Day Hagan’s profitability from managing the Fund (“Day Hagan 15(c) Response”).  The Trustees noted that Day Hagan is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  The Trustees did note, however, that Day Hagan receives the benefit of 12b-1 fees that are used to promote the sale of Fund shares.

As to the nature, extent and quality of the services provided by Day Hagan to the Fund, the Trustees reviewed the Day Hagan 15(c) Response and discussed with the Trust officers their experience dealing with Day Hagan personnel, including the time lines and quality of their reports to the officers.  They also discussed Day Hagan’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Day Hagan.  The Trustees noted that Day Hagan had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws, and that Day Hagan reported in its 15(c) Response that no material violation of its compliance program has been detected since the last renewal of the management agreement with Day Hagan.

The Trustees considered the investment experience of Messrs. Day and Hagan, portfolio managers to the Fund, as well as the quality of the administrative services provided by Day Hagan.  The Trustees noted that there we no changes to the key professionals assigned to serve the Fund.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Management Agreement.

As to the Fund’s performance, the Board referred to the Day Hagan15(c) Response, which contained the Fund’s Class A shares returns for the one-year and since inception periods ended June 30, 2012, as well as comparative data with the Fund’s peer group and the Morningstar World Allocation category.  The Board noted that the Fund underperformed its peer group and Morningstar World Allocation category for the since inception period and outperformed the peer group and category for the one year period.  The Trustees discussed the adviser’s analysis of the underperformance since inception and agreed that the Fund performed reasonably well despite the Fund’s underweight in equities as a result of the model’s risk assessment.  After discussion, the Board concluded that the Fund’s performance was acceptable.

As to the costs of the services to be provided and the profits realized by Day Hagan, the Trustees reviewed Day Hagan’s analysis of its profitability and its financial condition. The Board noted that Day Hagan’s profitability from servicing the Fund since inception, as reported by the adviser, was negative.  Based on this analysis, the Trustees concluded that they were satisfied that Day Hagan’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and compared it to average of the management fees paid by the peer funds and the average of the funds in the Morningstar World Allocation category.  The Trustees noted that the Day Hagan intends to renew the expense cap arrangement currently in place. The Trustees then compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and in the World Allocation category generally.  The Trustees noted that the Fund’s management fee and expense ratio was higher than the average for its peers and the Morningstar category but the management fee was lower than those of the adviser’s similar separate accounts. The Trustees then discussed the fee in light of the adviser’s explanation that the Fund is actively managed from both an individual security and tactical allocation perspective.  The Trustees concluded that the Fund’s management fee was reasonable in light of the services the Fund receives from Day Hagan.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees noted that Day Hagan presented a specific asset level of which the adviser would be willing to consider fee breakpoints. The Trustees agreed that breakpoints may be an appropriate way for Day Hagan to share its economies of scale with the Fund and the asset level suggested by the adviser was an aggressive assessment of when economies might be realized by the adviser.  However, the Trustees recognized that the Fund had not yet reached asset levels where Day Hagan could realize any economies of scale and thus a definitive commitment regarding breakpoints was premature.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

In response to a question from a Trustee, the Trust’s President discussed the Fund’s small asset size, noting that the Fund has not grown in assets.  He then referred the Board to the description of Day Hagan’s marketing efforts contained in the Day Hagan 15(c) Response and noted the advisor’s relationships with national distribution groups.  After further discussion regarding the Fund’s size, the Board requested that a review of the progress of the Fund be made at the 2013 first quarter Board meeting.

The Board Members were assisted by independent legal counsel throughout the Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Day Hagan is in the best interests of the Fund and its shareholders.

Day Hagan Tactical Allocation Fund of ETFs

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of the Day Hagan Tactical Allocation Fund of ETFs, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Day Hagan Tactical Allocation Fund of ETFs and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund of ETFs’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period** 7/1/12 – 12/31/12
Class A	$1,000.00	$1,040.10	$8.23	1.60%
Class C	1,000.00	1,036.70	12.06	2.35

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period** 7/1/12 – 12/31/12
Class A	$1,000.00	$1,017.14	$8.13	1.60%
Class C	1,000.00	1,013.36	11.93	2.35

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**Annualized.

Mutual Fund Series Trust

80 Arkay Dr. Suite 100

Hauppauge, NY 11788

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 100

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 EastonOval

Columbus, OH  43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 11, 2013